Employee costs (Tables)	12 Months Ended
Dec. 31, 2025
Employee costs
Schedule of Employee costs

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Wages and salaries	496	470	425
Social security costs	124	115	106
Defined benefit plan pension costs (note 21)	12	11	10
Defined contribution plan pension costs (note 21)	22	21	19
Group employee costs	654	617	560

Schedule of Employees

	At December 31,
Employees	2025	2024	2023
Europe	3,600	3,472	3,497
Americas	2,898	2,858	2,940
Group	6,498	6,330	6,437